EARNINGS PER COMMON SHARE	12 Months Ended
Dec. 31, 2017
Earnings per Common Share [Abstract]
Earnings per Common Share

NOTE 3 — EARNINGS PER COMMON SHARE:

Basic earnings per common share is computed by dividing earnings, after the deduction of dividends and undistributed earnings allocated to participating securities, by the weighted average number of common shares outstanding during the period.

The computation of diluted earnings per share assumes the issuance of common stock for all potentially dilutive stock options and restricted stock units not classified as participating securities. Participating securities are defined by ASC 260, Earnings Per Share, as unvested share-based payment awards that contain non-forfeitable rights to dividends or dividend equivalents and are included in the computation of earnings per share pursuant to the two-class method.

There were 35,876,  1,489 and 0 weighted average shares of unvested restricted common stock shares considered to be participating securities for the years ended December 31, 2017, 2016 and 2015, respectively. Such participating securities are allocated a portion of income, but not losses under the two-class method. Accordingly, no allocation was made to the participating securities under the two-class method for the years ended December 31, 2017 and 2016. As of December 31, 2017, there were 105,429 shares of restricted stock units and 275,830 stock options outstanding considered to be potentially dilutive securities.

The components of the calculation of basic and diluted earnings per share are as follows:

For the year ended December 31,	2017	2016	2015
Net (loss)/income	$(106,088)	$(18,223)	$173,170

Weighted average common shares outstanding:
Basic	29,159,440	29,157,992	29,157,387
Diluted	29,159,440	29,157,992	29,157,387

Reconciliations of the numerator of the basic and diluted earnings per share computations are as follows:

For the year ended December 31,	2017	2016	2015
Net (loss)/income allocated to:
Common Stockholders	$(106,088)	$(18,223)	$173,170
Participating securities	-	-	-
	$(106,088)	$(18,223)	$173,170

There were no dilutive equity awards outstanding for the years ended December 31, 2017, 2016 and 2015. Awards of 397,833 and 11,153 for the year ended 2017 and 2016, respectively, were not included in the computation of diluted earnings per share because inclusion of these awards would be anti-dilutive.